Property and Equipment Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Depreciation	$ 11,400	$ 7,700	$ 6,400
Interest Costs Capitalized	200	200	$ 300
Fully depreciated assets written off	5,400	19,000
Machinery and Equipment
Property, Plant and Equipment [Line Items]
Manufacturing equipment	$ 13,705	$ 7,984